THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND
THE HARTFORD SMALL COMPANY FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 26 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.36%	0.57%	0.32%	0.34%	0.28%	0.22%	0.20%	0.07%
Total annual fund operating expenses		1.41%	2.37%	2.12%	1.14%	1.58%	1.27%	1.00%	0.87%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.22%	none	none	0.03%	0.02%	0.05%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.40%	2.15%	2.12%	1.14%	1.55%	1.25%	0.95%	0.87%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

·                  Your investment has a 5% return each year

·                  The Fund’s operating expenses remain the same

·                  You reinvest all dividends and distributions

·                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	971	1,278	2,147
Class B	718	1,018	1,446	2,450
Class C	315	664	1,139	2,452
Class I	116	362	628	1,386
Class R3	158	496	858	1,876
Class R4	127	401	695	1,532
Class R5	97	313	548	1,220
Class Y	89	278	482	1,073

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	971	1,278	2,147
Class B	218	718	1,246	2,450
Class C	215	664	1,139	2,452
Class I	116	362	628	1,386
Class R3	158	496	858	1,876
Class R4	127	401	695	1,532
Class R5	97	313	548	1,220
Class Y	89	278	482	1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal by investing primarily in common stocks selected on the basis of potential for capital appreciation.  Under normal circumstances, the Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), invests at least 80% of its assets in common stocks of small capitalization companies.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The Fund employs a multi-portfolio manager structure whereby portions of the Fund’s cash flows are allocated among different portfolio management teams that employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices.  As of December 31, 2012, this range was approximately $25 million to $5 billion.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

·                  less certain growth prospects

·                  lower degree of liquidity in the markets for such stocks

·                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

·                  limited product lines, markets or financial resources

·                  dependence on a few key management personnel

·                  increased susceptibility to losses and bankruptcy increased transaction costs.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

·                  Assume reinvestment of all dividends and distributions

·                  Include the Fund’s performance when a portion of the Fund’s portfolio was managed by a previous sub-adviser

·                  Include the Fund’s purchase of Initial Public Offerings (“IPOs”)

·                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

·                  Shows how the Fund’s total return has varied from year to year

·                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

·                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 26.87% (2nd quarter, 2003) Lowest -26.30% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	8.60%	(0.57%)	9.87%
Class A After Taxes on Distributions	Class A After Taxes on Distributions	7.44%	(0.95%)	9.17%
Class A After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	7.02%	(0.52%)	8.60%
Class B	Class B Return Before Taxes	9.04%	(0.45%)	9.89%
Class C	Class C Return Before Taxes	13.09%	(0.17%)	9.69%
Class I	Class I Return Before Taxes	15.26%	0.81%	10.68%
Class R3	Class R3 Return Before Taxes	14.83%	0.35%	10.55%
Class R4	Class R4 Return Before Taxes	15.16%	0.68%	10.77%
Class R5	Class R5 Return Before Taxes	15.46%	0.95%	10.95%
Class Y	Class Y Return Before Taxes	15.57%	1.07%	11.03%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%